Exhibit 99.4

Client Name:
Client Project Name:
Start - End Dates:
Deal Loan Count:
Report Run Date:	5/9/2018

Clayton Conditions Summary

Loans in Report:
Loans with Conditions:

4 - Total Active Conditions
1 - Non-Material Conditions
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
191 - Total Satisfied Conditions

73 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Application
11 - Category: Assets
11 - Category: Credit/Mtg History
5 - Category: DTI
21 - Category: Income/Employment
4 - Category: Insurance
6 - Category: Legal Documents
1 - Category: Re-Verifications
5 - Category: Terms/Guidelines
2 - Category: Title
42 - Property Valuations Review Scope
29 - Category: Appraisal
13 - Category: FEMA
1 - Category: Property
78 - Compliance Review Scope
16 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
6 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
5 - Category: Right of Rescission
49 - Category: TILA/RESPA Integrated Disclosure
60 - Total Waived Conditions

19 - Credit Review Scope
3 - Category: Assets
5 - Category: Credit/Mtg History
2 - Category: DTI
3 - Category: Income/Employment
3 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Appraisal
40 - Compliance Review Scope
1 - Category: Federal Consumer Protection
1 - Category: Right of Rescission
13 - Category: State Rate Spread
25 - Category: TILA/RESPA Integrated Disclosure

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